Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
July 31, 2025
SEA-NPRT3-0925
1.804844.121
Common Stocks - 95.5%
	Shares	Value ($)
CHINA - 36.8%
Communication Services - 8.8%
Interactive Media & Services - 8.8%
Tencent Holdings Ltd	1,498,743	104,930,354
Consumer Discretionary - 7.1%
Automobile Components - 0.4%
Keboda Technology Co Ltd A Shares (China)	278,900	2,007,083
Ningbo Tuopu Group Co Ltd A Shares (China)	408,500	2,595,030
		4,602,113
Automobiles - 1.5%
BYD Co Ltd A Shares (China)	886,500	12,877,826
BYD Co Ltd H Shares	359,381	5,247,271
		18,125,097
Broadline Retail - 4.6%
Alibaba Group Holding Ltd	748,090	11,247,368
PDD Holdings Inc Class A ADR (a)	389,572	44,196,943
		55,444,311
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	98,943	4,364,376
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd	48,788	3,028,878
TOTAL CONSUMER DISCRETIONARY		85,564,775

Consumer Staples - 0.7%
Tobacco - 0.7%
Smoore International Holdings Ltd (b)(c)(d)	3,249,403	8,761,701
Financials - 1.3%
Consumer Finance - 0.3%
LexinFintech Holdings Ltd Class A ADR	480,019	3,057,721
Insurance - 1.0%
Ping An Insurance Group Co of China Ltd H Shares	1,828,985	12,556,648
TOTAL FINANCIALS		15,614,369

Health Care - 8.7%
Biotechnology - 0.4%
Innovent Biologics Inc (a)(b)(c)	406,282	5,029,002
Health Care Equipment & Supplies - 4.7%
AK Medical Holdings Ltd (b)(c)	7,922,127	6,907,666
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	506,400	1,547,549
Kangji Medical Holdings Ltd (d)(e)	1,207,166	1,294,820
Microport Cardioflow Medtech Corp (a)(b)(c)	8,257,957	1,465,780
MicroPort NeuroScientific Corp (d)	518,268	946,453
MicroTech Medical Hangzhou Co Ltd H Shares (a)(b)(c)	1,114,877	991,840
Peijia Medical Ltd (a)(b)(c)	7,922,557	8,670,059
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	1,638,700	6,715,533
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	201,400	1,404,135
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	79,396	1,212,705
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	332,189	10,644,319
Sonoscape Medical Corp A Shares (China)	305,860	1,357,727
Tofflon Science & Technology Group Co Ltd A Shares (China)	1,562,000	3,313,706
Zylox-Tonbridge Medical Technology Co Ltd H Shares (b)(c)	3,483,335	10,506,403
		56,978,695
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	251,632	1,076,038
Kindstar Globalgene Technology Inc (b)(c)	5,990,217	1,146,369
		2,222,407
Life Sciences Tools & Services - 3.2%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	162,497	1,531,140
Joinn Laboratories China Co Ltd A Shares (China)	469,960	2,072,939
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	572,623	7,638,344
WuXi XDC Cayman Inc (a)	3,707,331	26,949,705
		38,192,128
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(d)	163,974	2,220,901
TOTAL HEALTH CARE		104,643,133

Industrials - 3.9%
Electrical Equipment - 1.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	194,900	7,128,158
Sieyuan Electric Co Ltd A Shares (China)	516,500	5,586,670
Sungrow Power Supply Co Ltd A Shares (China)	598,260	5,965,472
Warom Technology Inc Co A Shares (China)	473,400	1,385,361
		20,065,661
Machinery - 1.8%
Beijing Sinohytec Co Ltd A Shares (a)	381,045	1,198,210
Estun Automation Co Ltd A Shares (a)	827,300	2,403,535
Estun Automation Co Ltd A Shares (China) (a)	972,100	2,824,220
Leader Harmonious Drive Systems Co Ltd A Shares (China)	240,900	4,321,307
Shenzhen Inovance Technology Co Ltd A Shares (China)	693,800	6,078,351
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	1,469,800	5,379,905
		22,205,528
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	1,345,747	4,351,154
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (a)	18	2
TOTAL INDUSTRIALS		46,622,345

Information Technology - 6.2%
IT Services - 1.2%
GDS Holdings Ltd Class A ADR (a)(d)	187,900	6,777,553
Vnet Group Inc Class A ADR (a)	981,500	8,156,265
		14,933,818
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,034,900	28,330,929
Flat Glass Group Co Ltd A Shares (China)	1,598,900	3,603,251
Kingsemi Co Ltd A Shares (China)	367,105	5,800,968
NAURA Technology Group Co Ltd A Shares (China)	147,415	6,839,512
SG Micro Corp A Shares (China)	99,372	980,737
Silergy Corp	94,000	1,008,838
Skyverse Technology Co Ltd A Shares (a)	242,400	2,944,751
		49,508,986
Software - 0.9%
Beijing Kingsoft Office Software Inc A Shares (China)	83,800	3,634,647
Empyrean Technology Co Ltd A Shares	82,800	1,260,613
Glodon Co Ltd A Shares (China)	3,238,760	5,855,689
		10,750,949
TOTAL INFORMATION TECHNOLOGY		75,193,753

Materials - 0.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co Ltd A Shares (China)	332,636	1,398,787
TOTAL CHINA		442,729,217
HONG KONG - 2.5%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	19,829,015	913,282
Financials - 1.9%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	181,317	9,812,661
Insurance - 1.1%
AIA Group Ltd	1,398,031	13,035,482
TOTAL FINANCIALS		22,848,143

Industrials - 0.6%
Air Freight & Logistics - 0.6%
J&T Global Express Ltd B Shares (a)	5,297,482	6,968,600
TOTAL HONG KONG		30,730,025
INDIA - 25.2%
Consumer Discretionary - 10.2%
Automobiles - 0.5%
Hyundai Motor India Ltd	226,920	5,568,978
Broadline Retail - 0.3%
Vishal Mega Mart Ltd	2,412,118	3,831,259
Hotels, Restaurants & Leisure - 9.2%
Devyani International Ltd (a)	566,562	1,049,907
Eternal Ltd (a)	13,172,061	46,011,505
ITC Hotels Ltd	2,941,230	7,716,400
Juniper Hotels Ltd (a)	503,346	1,675,858
MakeMyTrip Ltd (a)(d)	496,060	46,426,256
Sapphire Foods India Ltd (a)	341,302	1,229,192
Schloss Bangalore Ltd	195,304	916,909
Schloss Bangalore Ltd (f)	114,954	539,683
Travel Food Services Ltd (f)	168,805	2,002,897
Travel Food Services Ltd (f)	168,805	2,002,897
Travel Food Services Ltd	75,001	889,897
		110,461,401
Household Durables - 0.1%
Amber Enterprises India Ltd (a)	17,362	1,568,879
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	2,116	1,177,471
TOTAL CONSUMER DISCRETIONARY		122,607,988

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd	540,538	8,543,784
Financials - 6.2%
Banks - 2.5%
HDFC Bank Ltd/Gandhinagar	975,225	22,399,009
Kotak Mahindra Bank Ltd	331,452	7,474,149
		29,873,158
Capital Markets - 1.4%
360 ONE WAM Ltd	472,541	5,660,878
HDFC Asset Management Co Ltd (b)(c)	104,734	6,736,761
Nuvama Wealth Management Ltd	52,240	4,308,108
		16,705,747
Consumer Finance - 1.6%
Bajaj Finance Ltd	951,510	9,530,298
HDB Financial Services Ltd (a)	316,840	2,726,772
HDB Financial Services Ltd (f)	306,300	2,636,063
Shriram Finance Ltd	629,305	4,511,016
		19,404,149
Financial Services - 0.4%
Bajaj Housing Finance Ltd (a)	3,373,574	4,362,789
Insurance - 0.3%
HDFC Life Insurance Co Ltd (b)(c)	350,676	3,015,666
Niva Bupa Health Insurance Co Ltd (a)	1,226,500	1,220,207
		4,235,873
TOTAL FINANCIALS		74,581,716

Health Care - 2.5%
Health Care Providers & Services - 0.9%
Aster DM Healthcare Ltd (b)(c)	202,889	1,395,670
Dr Agarwal's Health Care Ltd	1,549,432	8,031,021
Vijaya Diagnostic Centre Ltd	95,119	1,162,602
		10,589,293
Life Sciences Tools & Services - 1.6%
Divi's Laboratories Ltd	30,606	2,293,886
SAI Life Sciences Ltd (a)(b)(c)	993,728	9,135,690
Syngene International Ltd (b)(c)	968,627	7,871,616
		19,301,192
TOTAL HEALTH CARE		29,890,485

Industrials - 5.6%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	500,896	2,177,912
Hindustan Aeronautics Ltd (c)	244,066	12,571,911
		14,749,823
Air Freight & Logistics - 1.9%
Delhivery Ltd (a)	4,626,203	22,383,648
Commercial Services & Supplies - 0.0%
SIS Ltd (a)	243,514	1,072,139
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	245,576	1,111,631
Passenger Airlines - 0.6%
InterGlobe Aviation Ltd (a)(b)(c)	107,362	7,211,088
Professional Services - 1.3%
Computer Age Management Services Ltd	299,371	12,695,124
International Gemmological Institute India Ltd	537,023	2,404,251
		15,099,375
Transportation Infrastructure - 0.5%
GMR Airports Ltd (a)	5,380,808	5,496,881
TOTAL INDUSTRIALS		67,124,585

TOTAL INDIA		302,748,558
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	11,045,409	5,535,911
Bank Rakyat Indonesia Persero Tbk PT	7,596,242	1,701,031
Bank Syariah Indonesia Tbk PT	8,643,641	1,426,940

TOTAL INDONESIA		8,663,882
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	108,971	2,928,969
Money Forward Inc (a)	110,451	4,368,047

TOTAL JAPAN		7,297,016
KOREA (SOUTH) - 8.1%
Communication Services - 2.3%
Interactive Media & Services - 2.3%
Kakao Corp	572,646	23,607,909
NAVER Corp	26,447	4,423,819
		28,031,728
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Delivery Hero SE (a)(b)(c)	255,251	7,658,078
Financials - 0.5%
Financial Services - 0.5%
Kakao Pay Corp (a)	141,663	6,448,500
Industrials - 1.7%
Aerospace & Defense - 1.2%
Hanwha Aerospace Co Ltd	9,751	6,914,544
Korea Aerospace Industries Ltd	105,769	7,119,118
		14,033,662
Machinery - 0.5%
Samsung Heavy Industries Co Ltd (a)	511,700	6,941,912
TOTAL INDUSTRIALS		20,975,574

Information Technology - 3.0%
IT Services - 0.2%
Gabia Inc	128,155	2,301,361
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	109,610	21,114,903
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	224,744	11,384,154
TOTAL INFORMATION TECHNOLOGY		34,800,418

TOTAL KOREA (SOUTH)		97,914,298
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	25,276	5,403,251
SINGAPORE - 2.7%
Communication Services - 2.3%
Entertainment - 2.3%
Sea Ltd Class A ADR (a)	179,004	28,040,977
Financials - 0.4%
Banks - 0.4%
Oversea-Chinese Banking Corp Ltd	203,058	2,631,462
United Overseas Bank Ltd	65,548	1,821,103
		4,452,565
TOTAL SINGAPORE		32,493,542
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	23,900	7,406,878
SWITZERLAND - 0.2%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 2/24/2027 (a)(b)	162,489	1,005,023
Information Technology - 0.1%
Software - 0.1%
Zwsoft Co Ltd Guangzhou Class A ELS (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)(b)	182,273	1,571,560
TOTAL SWITZERLAND		2,576,583
TAIWAN - 17.1%
Information Technology - 17.1%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	326,000	4,657,556
E Ink Holdings Inc	503,000	3,417,306
Unimicron Technology Corp	519,000	2,350,578
		10,425,440
Semiconductors & Semiconductor Equipment - 16.2%
Global Unichip Corp	67,000	2,677,113
MediaTek Inc	267,000	12,063,699
Taiwan Semiconductor Manufacturing Co Ltd	3,458,892	132,864,406
Taiwan Semiconductor Manufacturing Co Ltd ADR	199,053	48,095,186
		195,700,404
TOTAL TAIWAN		206,125,844
UNITED STATES - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(e)(g)	11,000	2,332,000
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp (a)	41,190	2,321,468
TOTAL UNITED STATES		4,653,468
VIETNAM - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Vietnam Dairy Products JSC	1,043,400	2,420,287
TOTAL COMMON STOCKS (Cost $748,255,388)		1,151,162,849

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
ByteDance Ltd Series E1 (a)(e)(g)	23,366	5,481,897
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(g)	111,500	892,000
TOTAL CHINA		6,373,897
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (e)(g)	340,620	500,712
Meesho Series E (e)(g)	56,760	83,437
Meesho Series F (e)(g)	53,596	78,786

TOTAL INDIA		662,935
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,564,017)		7,036,832

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd (Cost $2,440,699)	75,872	3,104,980

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	52,907,709	52,918,290
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	49,147,784	49,152,699
TOTAL MONEY MARKET FUNDS (Cost $102,070,989)			102,070,989

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $857,331,093)	1,263,375,650
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(57,379,364)
NET ASSETS - 100.0%	1,205,996,286

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,939,217 or 8.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $108,934,545 or 9.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,181,540 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,368,832 or 0.8% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,583,651

Meesho Series D-2	7/15/24	317,912

Meesho Series E	7/15/24	52,976

Meesho Series F	7/15/24	49,168

Space Exploration Technologies Corp	2/16/21	461,989

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
HDB Financial Services Ltd	9/27/2025

Schloss Bangalore Ltd	8/26/2025

Travel Food Services Ltd	10/7/2025

Travel Food Services Ltd	8/8/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,203,038	327,468,294	290,753,042	697,058	-	-	52,918,290	52,907,709	0.1%
Fidelity Securities Lending Cash Central Fund	60,896,782	203,429,657	215,173,740	693,691	-	-	49,152,699	49,147,784	0.2%
Total	77,099,820	530,897,951	505,926,782	1,390,749	-	-	102,070,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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